Investment Objectives and Goals - Global X Funds Member - Global X Small Modular Reactor ETF	Oct. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Small Modular Reactor ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Small Modular Reactor ETF ("Fund") seeks to achieve capital appreciation.